LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2022
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings
The following table outlines the terms and amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	December 31, 2021 Carrying Amount	March 31, 2022 Carrying Amount

Accounts Receivable Factoring	USD	LIBOR + 0.90%	2022	16	—
2018 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.60%	2023	75	75
2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	84	84
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	36	36
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	59	59
2019 EUR Dresden Equipment Financing	EUR	LIBOR + 1.75%	2026	14	14
Various	EUR, USD	Various	2024-2026	13	13
Current total				$297	281

2018 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.60%	2023	19	—
2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	106	85
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	144	144
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	152	138
USD Term Loan A	USD	LIBOR + 2.90%	2025	647	648
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	94	92
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	423	417
2021 SGD EDB Loan	SGD	1.40%	2041	90	267
Various	EUR, USD, SGD	Various	2024-2027	41	39
Noncurrent total				1,716	1,830
Total				$2,013	$2,111
The following table summarizes available unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

		December 31, 2021	March 31, 2022

SGD EDB Loan	Committed	$1,029	$814
Citibank Revolving Credit Facility	Committed	1,010	1,010
Societe Generale Singapore Revolving Credit Facility	Uncommitted	27	27
Societe Generale Singapore Factoring	Committed	75	—
Other	Uncommitted	4	4
Total		$2,145	$1,855